Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table shows the information for the past three fiscal years of: (i) the Summary Compensation Table total compensation (see page 51) for our principal executive officer(s) (PEOs) and, on an average basis, our Non-PEO NEOs, (ii) the "compensation actually paid" to our PEO(s) and, on an average basis, our Non-PEO NEOs (in each case, as determined in accordance with SEC rules), (iii) our total shareholder return, (iv) our peer group total shareholder return, (v) our net income, and (vi) our non-GAAP operating income.

Pay Versus Performance Table
Year	Summary Compensation Table Total			Compensation Actually Paid (1)(2)			Value of initial fixed $100 investment based on:		GAAP Net income (in millions) $	Non-GAAP Operating Income (in millions) $ (7)*
	PEO Ganesh Moorthy $ (3)(4)	PEO Steve Sanghi $ (3)	Non-PEO NEOs $ (3)	PEO Ganesh Moorthy $ (3)(4)	PEO Steve Sanghi $ (3)	Non-PEO NEOs $ (3)	TSR $ (5)	Peer group TSR $ (6)
2023	12,276,315		4,470,204	18,075,158		6,952,662	257.73	223.07	2,237.7	3,959.8
2022	12,759,667		3,861,570	9,925,324		1,781,606	227.23	233.18	1,285.5	2,965.3
2021	3,891,467	9,289,912	1,565,347	17,506,955	38,326,571	6,600,301	231.89	209.98	349.4	2,154.1

* Refer to the reconciliation of these non-GAAP operating results to the comparable GAAP financial measure in Appendix A beginning on page 69 of this proxy statement.

Company Selected Measure Name			non-GAAP operating income
Named Executive Officers, Footnote [Text Block]	The following table shows the PEO(s) and Non-PEO NEOs for each of fiscal 2023, 2022 and 2021:

Year	PEO(s)	Non-PEO NEOs
2023	Ganesh Moorthy	Steve Sanghi, Eric Bjornholt, Steve Drehobl and Richard Simoncic
2022	Ganesh Moorthy	Steve Sanghi, Eric Bjornholt, Steve Drehobl and Richard Simoncic
2021	Steve Sanghi; Ganesh Moorthy (4)	Eric Bjornholt, Steve Drehobl and Richard Simoncic

Peer Group Issuers, Footnote [Text Block]			Our peer group is comprised of the component companies of the PHLX Semiconductor Index (the "Peer Index") for each applicable fiscal year.
Adjustment To PEO Compensation, Footnote [Text Block]	The following table shows the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our Non-PEO NEOs for each of the required fiscal years.

Adjustments to Reported Summary Compensation Table Total for PEO and Non-PEO Named Executive Officers	2023		2022		2021
	PEO Ganesh Moorthy $	Non-PEO NEOs $	PEO Ganesh Moorthy $	Non-PEO NEOs $	PEO Steve Sanghi $	PEO Ganesh Moorthy $	Non-PEO NEOs $
Summary Compensation Table Total	12,276,315	4,470,204	12,759,667	3,861,570	9,289,912	3,891,467	1,565,347
Grant date fair value of equity awards reported in summary compensation table	(8,714,501)	(3,305,357)	(10,538,056)	(2,951,513)	(7,384,078)	(3,170,379)	(1,200,869)
Year-end fair value of awards granted during the year which were unvested at year-end	11,547,993	4,376,401	10,038,862	2,754,243	11,009,092	4,747,577	1,798,949
Year-over-year change in fair value of outstanding and unvested awards	2,933,878	1,389,363	(1,396,136)	(1,126,361)	19,162,790	9,156,007	3,365,905
Year-over-year change in fair value of awards granted in prior years which vested during the year	122,240	95,375	(83,697)	(67,011)	6,248,855	2,882,283	1,070,969
Value as of prior year-end for awards forfeited during the year	(90,767)	(73,324)	(855,316)	(689,322)	—	—	—
Total Adjustments	5,798,843	2,482,458	(2,834,343)	(2,079,964)	29,036,659	13,615,488	5,034,954
Compensation Actually Paid	18,075,158	6,952,662	9,925,324	1,781,606	38,326,571	17,506,955	6,600,301

Non-PEO NEO Average Total Compensation Amount			$ 4,470,204	$ 3,861,570	$ 1,565,347
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,952,662	1,781,606	6,600,301
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table shows the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our Non-PEO NEOs for each of the required fiscal years.

Adjustments to Reported Summary Compensation Table Total for PEO and Non-PEO Named Executive Officers	2023		2022		2021
	PEO Ganesh Moorthy $	Non-PEO NEOs $	PEO Ganesh Moorthy $	Non-PEO NEOs $	PEO Steve Sanghi $	PEO Ganesh Moorthy $	Non-PEO NEOs $
Summary Compensation Table Total	12,276,315	4,470,204	12,759,667	3,861,570	9,289,912	3,891,467	1,565,347
Grant date fair value of equity awards reported in summary compensation table	(8,714,501)	(3,305,357)	(10,538,056)	(2,951,513)	(7,384,078)	(3,170,379)	(1,200,869)
Year-end fair value of awards granted during the year which were unvested at year-end	11,547,993	4,376,401	10,038,862	2,754,243	11,009,092	4,747,577	1,798,949
Year-over-year change in fair value of outstanding and unvested awards	2,933,878	1,389,363	(1,396,136)	(1,126,361)	19,162,790	9,156,007	3,365,905
Year-over-year change in fair value of awards granted in prior years which vested during the year	122,240	95,375	(83,697)	(67,011)	6,248,855	2,882,283	1,070,969
Value as of prior year-end for awards forfeited during the year	(90,767)	(73,324)	(855,316)	(689,322)	—	—	—
Total Adjustments	5,798,843	2,482,458	(2,834,343)	(2,079,964)	29,036,659	13,615,488	5,034,954
Compensation Actually Paid	18,075,158	6,952,662	9,925,324	1,781,606	38,326,571	17,506,955	6,600,301

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our financial performance as measured by our total shareholder return, and our peer group total shareholder return.

Compensation Actually Paid vs. Net Income [Text Block]
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our GAAP net income, and our non-GAAP operating income, which is the company selected measure.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our GAAP net income, and our non-GAAP operating income, which is the company selected measure.

Total Shareholder Return Vs Peer Group [Text Block]
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our financial performance as measured by our total shareholder return, and our peer group total shareholder return.

Tabular List [Table Text Block]
In accordance with SEC rules, the following table lists the financial performance measures that, in our assessment, represent the unranked, but most important financial performance measures used to link "compensation actually paid" to our NEOs to company performance for fiscal 2023, as further described in our Compensation Discussion and Analysis within the sections titled "Elements of Compensation - Base Salary" and "Elements of Compensation - Equity Compensation" (see page 38).

Important Financial Performance Measures
Net Sales
Operating Income (Non-GAAP)
Gross Profit Percentage (Non-GAAP)
Operating Expenses (Non-GAAP)
Cash Flow from Operating Activities
Diluted Net Income Per Common Share (Non-GAAP)

Total Shareholder Return Amount			$ 257.73	227.23	231.89
Peer Group Total Shareholder Return Amount			223.07	233.18	209.98
Net Income (Loss)			$ 2,237,700,000	$ 1,285,500,000	$ 349,400,000
Company Selected Measure Amount			3,959,800,000	2,965,300,000	2,154,100,000
PEO Name	Ganesh Moorthy	Steve Sanghi	Ganesh Moorthy	Ganesh Moorthy
Additional 402(v) Disclosure [Text Block]			The dollar amounts reported represent the amount of "compensation actually paid," as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our executives during the applicable year. In accordance with SEC rules, certain adjustments were made to the "Summary Compensation Table" total compensation to determine the amount of "compensation actually paid," including adding (i) the year-end fair value of equity awards granted during the reported year, and (ii) the change in the fair value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. For purposes of calculating "compensation actually paid," the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the "Summary Compensation Table" (see page 51 for additional information).
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Net Sales
Non-GAAP Measure Description [Text Block]			Our Company-Selected Measure, as required by Item 402(v) of Regulation S-K, is non-GAAP operating income, which, in our assessment, represents the most important financial performance measure linking fiscal 2023 NEO compensation actually paid to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Operating Income (Non-GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Gross Profit Percentage (Non-GAAP)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Operating Expenses (Non-GAAP)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Cash Flow from Operating Activities
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Diluted Net Income Per Common Share (Non-GAAP)
Ganesh Moorthy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 12,276,315	$ 12,759,667	$ 3,891,467
PEO Actually Paid Compensation Amount			18,075,158	9,925,324	17,506,955
Steve Sanghi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					9,289,912
PEO Actually Paid Compensation Amount					38,326,571
PEO [Member] | Ganesh Moorthy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,798,843	(2,834,343)	13,615,488
PEO [Member] | Ganesh Moorthy [Member] | Grant Date Fair Value of Equity Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,714,501)	(10,538,056)	(3,170,379)
PEO [Member] | Ganesh Moorthy [Member] | Year-End Fair Value of Awards Granted During the Year, Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,547,993	10,038,862	4,747,577
PEO [Member] | Ganesh Moorthy [Member] | Year-Over-Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,933,878	(1,396,136)	9,156,007
PEO [Member] | Ganesh Moorthy [Member] | Year-Over-Year Change in Fair Value of Awards Granted in Prior Years, Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			122,240	(83,697)	2,882,283
PEO [Member] | Ganesh Moorthy [Member] | Value As of Prior Year-End For Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(90,767)	(855,316)	0
PEO [Member] | Steve Sanghi [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					29,036,659
PEO [Member] | Steve Sanghi [Member] | Grant Date Fair Value of Equity Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(7,384,078)
PEO [Member] | Steve Sanghi [Member] | Year-End Fair Value of Awards Granted During the Year, Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					11,009,092
PEO [Member] | Steve Sanghi [Member] | Year-Over-Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					19,162,790
PEO [Member] | Steve Sanghi [Member] | Year-Over-Year Change in Fair Value of Awards Granted in Prior Years, Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					6,248,855
PEO [Member] | Steve Sanghi [Member] | Value As of Prior Year-End For Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,482,458	(2,079,964)	5,034,954
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,305,357)	(2,951,513)	(1,200,869)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During the Year, Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,376,401	2,754,243	1,798,949
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,389,363	(1,126,361)	3,365,905
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in Prior Years, Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			95,375	(67,011)	1,070,969
Non-PEO NEO [Member] | Value As of Prior Year-End For Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (73,324)	$ (689,322)	$ 0